Expenses (Tables)	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Schedule of expenses
Loss before income tax expense included the following expenses:

	Fiscal Year Ended June 30,
	2020	2019	2018
	(U.S. $ in thousands)
Depreciation:
Equipment	$2,077	$1,336	$1,214
Computer hardware and software	1,096	1,476	11,543
Furniture and fittings	3,000	2,031	1,485
Leasehold improvements	13,563	8,604	7,915
Total depreciation	19,736	13,447	22,157
Amortization:
Patents and trademarks	5,377	7,796	6,990
Customer relationships	8,086	21,015	29,100
Acquired developed technology	29,072	27,990	21,188
Total amortization	42,535	56,801	57,278
Total depreciation and amortization	$62,271	$70,248	$79,435
Employee benefits expense:
Salaries and wages	$468,178	$351,401	$273,326
Variable compensation	82,391	62,106	33,067
Payroll taxes	53,189	42,020	30,478
Share-based payment expense	313,395	257,762	162,873
Defined contribution plan expense	29,783	22,566	16,839
Contractor expense	35,343	27,263	23,666
Other	63,362	53,654	44,877
Total employee benefits expense	$1,045,641	$816,772	$585,126